TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Summary of Valuation Allowance on Deferred Assets
Valuation allowance during the year:
	Year ended December 31
	2010	2011	2012
	In thousands

Balance at beginning of year	$56,602	$60,960	$86,925
Additions	4,358	25,965	3,466
Balance at end of year	$60,960	$86,925	$90,391

Schedule of Reconciliation of Unrecognized Tax Benefits
Following is a reconciliation of the total amounts of the Company's unrecognized tax benefits at the beginning and the end of the years ended on December 31, 2010, 2011 and 2012:

	Year ended December 31
	2010	2011	2012
	In thousands
Balance at beginning of year	$221	$241	$261
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	20	20	20
Balance at end of year	$241	$261	$281

Summary of Open Tax Years by Major Jurisdiction	A summary of open tax years by major jurisdiction is presented below:
Jurisdiction	Years
Israel	2008-2012
United States	2008-2012
Japan	2005-2012
India	2012